UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2003
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Avery Capital Management LLC
Address: 909 Third Avenue 29th Floor
New York, New York 10022


Form 13F File Number: 28-05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Barry P. Newburger
Title: Senior Managing Member
Phone: 212-350-5161

Signature, Place, and Date of Signing:

Barry P. Newburger	New York, New York	10/09/03
[Signature] 	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-05447 Avery Advisors LLC



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F SUMMARY PAGE



        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         01

Form13F Information Table Entry Total:     117

Form13F Information Table Value Total:     $131,051,000 (thousands)










































UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F INFORMATION TABLE




Acres Gaming COM       0049361017615395SH   Defin011539500
Acres Gaming COM       0049361090379042SH   Sole   7904200
AdvancePCS   COM       00790K1023351241SH   Defin015124100
AdvancePCS   COM       00790K1013629973SH   Sole   2997300
Agere Class BCL B      00845V20 5017393SH   Sole   1739300
Applied MicroCOM       03822W10 8517458SH   Sole   1745800
Avnet Inc    COM       0538071022013321SH   Sole   1332100
BB&T Corp    COM       0549371064217890SH   Sole   1789000
Biogen       COM       0905971040510625SH   Defin011062500
Biogen       COM       0905971021556576SH   Sole   5657600
Brio SoftwareCOM       1097041060616839SH   Defin011683900
Brio SoftwareCOM       1097041031487308SH   Sole   8730800
Broadvision ICOM NEW   11141260 13 2705SH   Sole    270500
Burlington ReCOM       1220141030864075SH   Sole   6407500
Cmgi Inc     COM       12575010 5837262SH   Sole   3726200
Cnet NetworksCOM       12613R1016022661SH   Sole   2266100
Centerpulse ASPONSORED 15200510 99 3348SH   Defin01 334800
Centerpulse ASPONSORED 15200510 60 2052SH   Sole    205200
Chateau CommuCOM       1617261021271300SH   Sole   7130000
Cima Labs    COM       1717961041414826SH   Defin011482600
Cima Labs    COM       17179610254 9087SH   Sole    908700
Computer HoriCOM       2059081078521216SHPUTDefin012121600
Computer HoriCOM       2059081049713424SHPUTSole   1342400
Concord EFS  COM       2061971076656000SH   Defin015600000
Concord EFS  COM       2061971032824000SH   Sole   2400000
Connecticut BCOM       2075401019037238SH   Defin013723800
Connecticut BCOM       2075401083116216SH   Sole   1621600
Critical PathCOM NEW   22674V50  9 3793SH   Sole    379300
Crown AmericaSH BEN INT2281861069658528SH   Defin015852800
Crown AmericaSH BEN INT2281861044837672SH   Sole   3767200
Cysive Inc.  COM       23281T1012138009SH   Defin013800900
Cysive Inc.  COM       23281T1077624236SH   Sole   2423600
Dana Corp    COM       2358111012581618SH   Defin018161800
Dana Corp    COM       2358111080552182SH   Sole   5218200
Ebay         COM       2786421068412760SH   Sole   1276000
Elder BeermanCOM       2844701012215363SH   Defin011536300
Elder BeermanCOM       2844701076896364SH   Sole   9636400
Fifth Third BCOM       3167731018333114SH   Sole   3311400
First Data CoCOM       31996310 12  300SH   Defin01  30000
First Essex BCOM       3201031030259465SH   Defin015946500
First Essex BCOM       3201031018937235SH   Sole   3723500
Florida East CL B      3406322091331756SH   Sole   3175600
Forest Oil CoCOM PAR $03460917012652783SH   Sole   5278300
Franklin FinaCOM NEW   3535232010233000SH   Defin013300000
Franklin FinaCOM NEW   3535232052517000SH   Sole   1700000
HSBC - ADRs  SPON ADR N4042804022634292SH   Sole   3429200
Harmonic Inc COM       41316010 9715468SH   Sole   1546800
Holly Corp.  COM PAR $04357583023093025SH   Defin019302500
Holly Corp.  COM PAR $04357583014056875SH   Sole   5687500
Illinois ToolCOM       4523081013220026SH   Sole   2002600
Imanage Inc. COM       45245Y1027140825SH   Defin014082500
Imanage Inc. COM       45245Y1016124175SH   Sole   2417500
Information RCOM       4569051057012400SH   Defin011240000
Information RCOM       4569051024854000SH   Sole   5400000
Jds Uniphase COM       46612J1012534665SH   Sole   3466500
Klamath FirstCOM       49842P1027112633SH   Defin011263300
Klamath FirstCOM       49842P10150 6989SH   Sole    698900
Legato SystemCOM       5246511017315336SH   Defin011533600
Legato SystemCOM       5246511010593567SH   Sole   9356700
Lucent TechnoCOM       5494631014265743SH   Sole   6574300
Maxim IntegraCOM       57772K1014336476SH   Sole   3647600
Maverick TubeCOM       5779141072646750SH   Sole   4675000
Metal ManagemCOM NEW   5910972098450467SH   Defin015046700
Metal ManagemCOM NEW   5910972043022059SH   Sole   2205900
Mid-Atlantic SH BEN INT59523210 69 3300SH   Sole    330000
Mips TechnoloCL B      6045672064916340SH   Defin011634000
Mips TechnoloCL B      6045672039810015SH   Sole   1001500
New Focus    COM       6443831016336394SH   Defin013639400
New Focus    COM       6443831010022306SH   Sole   2230600
Nortel NetworCOM       6565681018845804SH   Sole   4580400
OfficeMax    COM       67622M1029731797SH   Defin013179700
OfficeMax    COM       67622M1017118303SH   Sole   1830300
Openwave SystCOM       68371810 8019012SH   Sole   1901200
Overture     COM       69039R1018269201SH   Defin016920100
Overture     COM       69039R1011744686SH   Sole   4468600
Pacific NorthCOM       69466M1080422556SH   Defin012255600
Pacific NorthCOM       69466M1050814253SH   Sole   1425300
Pan Pacific  COM       69806L1093321693SH   Sole   2169300
Parlux FragraCOM       7016451015244850SH   Defin014485000
Parlux FragraCOM       70164510 5817250SH   Sole   1725000
PracticeworksCOM       7394191019591095SH   Defin019109500
PracticeworksCOM       7394191011453405SH   Sole   5340500
Printcafe SofCOM       7425621034913563SH   Defin011356300
Printcafe SofCOM       7425621018069870SH   Sole   6987000
Raytheon Co-CCOM NEW   7551115040114333SH   Sole   1433300
Right ManagemCOM       7665731011262344SH   Defin016234400
Right ManagemCOM       7665731068137656SH   Sole   3765600
Roslyn BancorCOM       7781621047820339SH   Defin012033900
Roslyn BancorCOM       7781621028712230SH   Sole   1223000
St. Francis CCOM       7893741032711123SH   Defin011112300
St. Francis CCOM       7893741019365558SH   Sole   6555800
Salix PharmacCOM       79543510 66 3435SH   Defin01 343500
Salix PharmacCOM       79543510 38 1992SH   Sole    199200
Sylvan Inc.  COM       8713711039739740SH   Defin013974000
Sylvan Inc.  COM       8713711021221260SH   Sole   2126000
TMBR/ Sharp DCOM       87257P1015488700SH   Defin018870000
TMBR/ Sharp DCOM       87257P1092453100SH   Sole   5310000
Titan Corp   COM       8882661091546395SH   Defin014639500
Titan Corp   COM       8882661050724305SH   Sole   2430500
Travelers ProCL A      89420G1044127798SH   Defin012779800
Travelers ProCL A      89420G1022113902SH   Sole   1390200
Travelers ProCL B      89420G40 64 4030SH   Defin01 403000
Travelers ProCL B      89420G40 39 2470SH   Sole    247000
Troy Group   COM       89733N10 9236600SH   Defin013660000
Troy Group   COM       89733N10 5923400SH   Sole   2340000
United NationCOM       9109091018054254SH   Defin015425400
United NationCOM       9109091011334172SH   Sole   3417200
Univision ComCL A      91490610  1   34SH   Defin01   3400
Univision ComCL A      91490610151 4743SH   Sole    474300
Verso TechnolCOM       9253171053214390SH   Sole   1439000
Viacom Inc - CL B      9255243042611147SH   Sole   1114700
Weyerhaeuser COM       9621661016929075SH   Sole   2907500
Williams CompCOM       9694571067771889SH   Sole   7188900
Wiltel CommunCOM       9724871040925500SH   Defin012550000
Wiltel CommunCOM       9724871024415200SH   Sole   1520000
Wolverine WorCOM       9780971040220700SH   Defin012070000
Wolverine WorCOM       97809710180 9300SH   Sole    930000